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                         [LOGO OF ALLSTATE FINANCIAL]

October 1, 2007

VIA EDGAR

Alison White, Esq.
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: Allstate Life of New York Separate Account A ("Registrant")
             Allstate Life Insurance Company of New York ("Depositor") Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File Nos. 333-143228 and 811-07467; CIK No. 0000948255)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 ("Securities Act"). The Registration Statement is marked to show revisions to the initial filing made on May 24, 2007.

To facilitate the Commission staff's ("Staff") consideration of the Registration Statement, we set forth the information below.

                           1. Registration Statement

Registrant is filing the Registration Statement for the purpose of responding to Staff comments provided in a letter to the Registrant dated July 20, 2007. Set forth below is a recital of each comment, followed immediately by the Registrant's response.

1. General

   Supplementally disclose the order number permitting recapture of the Purchase Credit.

   RESPONSE: Recapture of the Purchase Credit is permitted to Allstate Life Insurance Company of New York pursuant to Rel. No. IC-24998; File
   No. 812-12386.

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2. Cover Page

   Please disclose on the cover page that the expenses for the contract with the Purchase Credit may be higher than expenses for a contact without the Purchase Credit, and that the amount of the credit may be more that offset by the additional fees and charges associated with it.

   RESPONSE: The Registrant has added this disclosure to the cover page. Also, please note that the Registrant has disclosed in the "Introduction" section on page 2 that the expenses for the contract with the Purchase Credit are higher than those for a contract without the Purchase Credit. In the same section, disclosure has been added that the amount of the credit may be more than offset by the additional fees and charges associated with it.

3. Glossary of Terms, pages 3 - 4

   Although we note your statement that "[m]any terms used within this Prospectus are described within the text where they appear," please consider adding the terms Protected Income Value, Protected Withdrawal Value and Insurance Charge to the Glossary.

   RESPONSE: Disclosure has been revised accordingly.

4. Summary of Contract Fees and Charges pages 5-8

    a. Please use a smaller font for the footnotes here and throughout the prospectus.

       RESPONSE: Disclosure has been revised in the Summary of Contract Fees and Charges section to utilize a smaller font in the footnotes.

    b. So as not to obscure the disclosure required by Item 3 of Form N-4 ("Item 3"), please place all footnotes on the bottom of the relevant page or at the end of the Item 3 disclosure. In this regard, please note that Instruction 9 to Item 3 permits a tabular presentation of the CDSC within the larger table. Also, please move or remove most of the text that surrounds the numeric data in the tables. For example, it is not necessary to include the lines of text following the Transfer Fee, nor is it necessary for each column following the heading Total Annual Charges of Sub-accounts to disclose that the charges are "per year of the value of each Sub-account."

       RESPONSE: Disclosure has been revised in the Summary of Contract Fees and Charges section to remove text surrounding numeric data from the tables, and the table of Contingent Deferred Sales Charges has been moved to within the larger table.

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    c. Please revise the presentation of the current and maximum Transfer Fee to comply with Instruction 5 to Item 3. That instruction states: "[y]ou may disclose the current charge, in addition to the maximum charge, if the disclosure of the current charge is no more prominent than and does not obscure or impede understanding of, the disclosure of the maximum charge."

       RESPONSE: Disclosure relating to the current and maximum charge for the Transfer Fee has been reformatted.

5. Your Optional Benefit Fees and Charges, page 6

   Please disclose the highest possible charges in the Total Annual Charge columns. See Instruction 5 to Item 3.

   RESPONSE: Disclosure has been revised accordingly, along with the inclusion of disclosure for the current charges.

6. Total Annual Portfolio Operating Expenses, pages 7 - 8

    a. Please highlight the statement about where a current prospectus and statement of additional information for each portfolio may be obtained. See Item 5(d) of Form N-4.

          RESPONSE: Disclosure has been revised accordingly.

7. Underlying Portfolio Annual Expenses, pages 7 - 8

    a. Supplementally confirm, if true, that footnote (4) should appear next to the AST Balanced Asset Allocation, AST Capital Growth Asset Allocation and AST Conservative Asset Allocation Portfolios.

          RESPONSE: The footnote (4) reference has been deleted from the above-referenced Portfolios.

    b. Supplementally confirm, if true, that footnote (10) should appear next to the AST Money Market Fund

          RESPONSE: The footnote (10) reference has been deleted from the above-referenced Portfolio.

8. Expense Examples, page 9

    a. Please revise the examples to reflect the maximum rather than current charges for the TrueIncome and Highest Anniversary Value Death Benefits.

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          RESPONSE: Disclosure has been revised accordingly.

    b. Please supplementally provide the Staff with the calculations used to compute the amounts in the 1 year columns.

          RESPONSE: The calculations to compute the amounts in the 1-year columns will be provided to the Staff supplementally.

    c. Please be advised that for the X Series, the fee figures should not include any incremental increase in the fee attributable to the Purchase Credit. (That is, with respect to a 5% Purchase Credit, the example should reflect the fees applicable to the $1,000, not $1,050).

          RESPONSE: The Registrant confirms that for the X Series, the fee figures do not include any incremental increase in the fee attributable to the Purchase Credit.

    d. As footnote (1) states that you may not annuitize in the first Annuity Year only, it is unclear why the 3 Yr column in the second example is N/A. Please advise or revise.

          RESPONSE: Figures for the 3 Yr column have been added since annuitization is permitted after the first Annuity Year.

9. Investment Options, pages 11 - 17

   Please disclose the capitalization range of the companies comprising each index mentioned.

          RESPONSE: The Registrant appreciates the opportunity to work with the Staff to improve prospectus disclosure for the benefit of investors. The Registrant respectfully suggests that in this particular instance, the suggested disclosure will not benefit investors for the following reasons.

          At the time of sale the investor receives a portfolio prospectus that contains the information relating to the capitalization ranges of the indices mentioned. Also, in compliance with Item 5 (c) of Form N-4, the prospectus includes a conspicuous statement about from whom a prospectus containing more complete information on each portfolio company may be obtained, and that an investor should read the prospectus carefully before investing.

          In most cases, the name of the portfolio itself suggests the capitalization range, i.e., "small-cap", "mid-cap," or "large-cap." As indicated in the portfolio prospectus, the exact capitalization ranges in dollar figures are subject to change.

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          Item 5 (c) of Form N-4 requires a brief description [emphasis added]
          of each portfolio company, including a brief statement [emphasis added] concerning its investment objectives. The addition of detailed dollar figures of ranges of capitalization would be inconsistent with the letter and spirit of Item 5 (c).

          The Registrant respectfully suggests that disclosure to this level of detail is not only duplicative with the portfolio prospectus, but will serve to confuse investors with too much detail that will overshadow the requirement of Item 5(c) to provide a brief statement concerning the portfolio's investment objective.

10. Other Fixed Rate Interest Options We May Offer From Time to Time, pages 17
    - 18

    The disclosure about the Enhanced Fixed Rate Option is confusing. Is the only difference between the Enhanced Fixed Rate Option and the One-Year Fixed Option that the former is available with dollar cost averaging? Why is the Enhanced Fixed Rate Option considered "enhanced?" Why do you mention Sub-accounts if this is a fixed rate option, and which Sub-accounts are "permissible?" Please clarify.

    RESPONSE: The Enhanced Fixed Rate Option is offered in conjunction with the Enhanced Dollar Cost Averaging Program. Generally, the Enhanced Fixed Rate Option may offer a higher rate of interest than the One-Year Fixed Rate Option. The Enhanced Fixed Rate Option, as offered through the Enhanced Dollar Cost Averaging Program, involves different terms and conditions than the One-Year Fixed Rate Option. These different terms and conditions are disclosed in the section entitled "Other Fixed Rate Interest Options We May Offer From Time to Time." For example, it may be important to an investor who is considering investing in the Enhanced Fixed Rate Option through the Enhanced Dollar Cost Averaging Program that not all Sub-accounts may be permitted in the Program. Currently, we reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. At this time, all Sub-accounts are permitted in the Program. In addition, the disclosure relating to the Enhanced Fixed Rate Option has been revised for clarity.

11. May I Return My Annuity If I Change My Mind, page 23

    Please revise the section to reflect our comments on File No. 333-141909.

    RESPONSE: Disclosure has been revised accordingly.

12. General Information About the Purchase Credit, page 25

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    Please disclose that you expect to make a profit from the Purchase Credit.

    RESPONSE: The Purchase Credit is a credit paid from the general account of the Depositor. It is an expense item and not a source of revenue. While the Depositor expects to make a reasonable profit overall through its offering of the Annuity, the Purchase Credit itself is not a source of profit.

13. Option 2 - Life Income Annuity Option, page 30

    It would seem that this option would be more accurately titled Life Income with 10 Years Guaranteed. Please advise or revise.

    RESPONSE: The title of Option 2 Life Income Annuity Option has been revised to "Option 2 Life Income Annuity with 120 Months Certain Period Option."

14. Living Benefit Programs, pages 31 - 43

    Consider adding a chart comparing the main features of the Guaranteed Minimum Income Benefit (GMIB), TrueIncome and TrueIncome - Spousal living benefits. Also, please disclose why a Contract owner would choose one benefit over another.

    RESPONSE: At the end of the section entitled "Do You Offer Programs Designed to Provide Investment Protection for Owners While They Are Alive?" disclosure has been added to further amplify the types of differences that exist among the different living benefits. Because the benefits provide distinct guarantees that are explained in several pages of disclosure, the Registrant respectfully suggests that a chart may serve to oversimplify the benefits, and potentially mislead an investor. Therefore a chart has not been added to the disclosure. The Registrant respectfully suggests that the disclosure is complete and not misleading without such a chart.

15. Stepping-Up the Protected Income Value, page 32

    We note your statement that "[i]f you elect to step-up the Protected Income Value under the program, and on the date you elect the step-up, the charges under the GMIB program have changed for new purchasers, your program may be subject to the new charges going forward." Please confirm that the maximum such fees for the GMIB are shown in the fee table.

    RESPONSE: The Registrant hereby confirms that the maximum fee for GMIB is 2.00% as shown in the fee table.

16. Highest Anniversary Death Benefit, pages 44 - 45

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    a. We note your statement that "[t]he amount calculated in Items 1&2...may be reduced by any Purchase Credits under certain circumstances." Please disclose these circumstances.

          RESPONSE: Disclosure has been added on page 45, to describe that the reduction may be equal to the amount of any Purchase Credits "applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death.

    b. We note your statement that the HAV Death Benefit "may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date." Please advise why the benefit is available to Owners 79 years old or less when the Death Benefit Target Date is the anniversary date on or after the Owner turns 80.

          RESPONSE: The benefit could be an appropriate feature to an Owner age 79 at the time of election who wants to take advantage of potential increases in Account Value until the Death Benefit Target Date, which is the anniversary date on or after the Owner turns 80.

17. When Do You Process and Value Transactions?, page 49

    Please revise the second bullet point to read "an emergency exists as determined by the SEC..."

    RESPONSE: Disclosure has been revised accordingly.

18. Additional Purchase Payments, page 50

    Please disclose that purchase payments received without satisfactory allocation instructions will be returned, or, as stated on page 24, allocated in accordance with previous instructions.

    RESPONSE: The phrase "with satisfactory allocation instructions" has been deleted so that the sentence does not contradict the disclosure on page 24 that indicates that subsequent Purchase Payments received without allocation instructions will be allocated in accordance with previous instructions applicable to the initial Purchase Payment.

19. Part C - Items 24. Financial Statements and Exhibits - Exhibits 7 and 8

    According to the Registration Statement, a Form of Reinsurance Contract and a Form of Participation Agreement will be filed by amendment. Please file copies of the actual contract and agreement(s) as required by Item 24 of Form N-4. Also, please supplementally explain how the Reinsurance Contract will affect

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    Contract Owners.

    RESPONSE: Exhibit 7 and 8 of Item 24 of Part C have been revised to include copies of the actual agreements. Please be advised that the reinsurer, The Prudential Insurance Company of America ("PICA"), is not a guarantor of the variable annuity obligations of Allstate Life Insurance Company of New York ("ALNY"). The Reinsurance Agreement, filed with the Amendment, is one of indemnity reinsurance and creates no direct obligations, guarantee or otherwise, running directly from PICA to contract holders. Please see, inter alia, Section 2.1. In addition, and without limiting the generality of the foregoing, please refer, for example, to Section 10.11, which provides, "Nothing in this Agreement is intended or shall be construed to give any Person, other than the parties hereto ... any legal or equitable right remedy or claim under ... this Agreement or any provision contained herein." ALNY remains directly liable to variable annuity contract owners.

20. Part C - Item 34. Representation Regarding Contract Expenses

    Please delete all but the first sentence of the paragraph.

    RESPONSE: The disclosure has been revised accordingly.

21. Financial Statements, Exhibits, and Other Information

    Financial statements, exhibits, and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

    RESPONSE: All financial statements, exhibits, and other required disclosure not included in the initial registration statement have been included in this pre-effective amendment to the registration statement.

In addition to the changes noted above, the Registrant has made certain other non-material changes to the Pre-effective Amendment which are shown as marked revisions in the Registration Statement. The revisions relate primarily to updated portfolio information.

                        2. Timetable for Effectiveness

We appreciate the Staff's efforts in processing the Registration Statement. We believe this Pre-Effective Amendment No. 1 includes all information necessary to complete the Registration Statement, including updated financial statements. We believe that we have been fully responsive to the Staff's comments, that our responses do not raise any additional issues for the Staff's consideration and that, other than those changes requested by the Staff, we have not made any material changes in this Pre-Effective

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Amendment. Accordingly, Registrant will orally request acceleration of the effective date of the Registration Statement pursuant to Rule 461 under the Securities Act to the soonest date agreed upon by the Staff. Registrant and its principal underwriter have authorized their counsel to state on their behalf that they are aware of their obligations under the Securities Act.

Tandy Representation. Accordingly, the Registrant acknowledges that:

    . should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

    . the action of the Commission or the staff, acting pursuant to delegation of authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

    . the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at 847/402-9237. Thank you.

Very truly yours,

/s/ ANGELA M. BANDI
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Angela M. Bandi

Enclosure

cc: Thomas S. Clark, Esq.
    Prudential Financial

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